Provisions and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Oct. 03, 2024	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Contingent liabilities			$ 14.4	$ 27.2
Boeing [Member]
Disclosure of other provisions [line items]
Amount Of Arbitration Proceedings	$ 150.0
National Social Security Institute [Member]
Disclosure of other provisions [line items]
Retention contribution percentage to be applied towards payment for hiring third parties			11.00%
SJK Union [Member]
Disclosure of other provisions [line items]
Payment of wage claims		$ 4.3